EQUITY METHOD INVESTMENT	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 9 — EQUITY METHOD INVESTMENT

During the year ended March 31, 2018, the Company invested an aggregate amount of RMB1.4 million in exchange for 35% of the equity interest of Philectronics Inc. (“Philectronics”), which was recorded under the equity method. The Company recorded its pro-rata share of losses in Philectronics of as other (income) expenses, net in the consolidated statements of comprehensive loss. Philectronics has net liability position and temporarily ceased its operation without foreseeable plan for resuming its business operation. As of September 30, 2024, the Company recognized a full impairment of its equity method investment in Philectronics. As of September 30, 2025, the investment remains fully impaired.

	Six months ended September 30,
	2024	2025
	RMB	RMB

Cost	1,425	-
Less: accumulated impairment	(1,425)	-
Equity method investment, net	-	-

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)